Summary of Activity of Stock Option in Two Thousand Nineteen Plan (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share options (common share equivalents)
Beginning Balance	1,529,026	1,807,665	1,703,908
Options granted during the period	0	0	250,000
Options exercised during the period	(477,103)	(113,960)	(13,014)
Options expired during the period	(40,000)	(130,711)	(113,917)
Options forfeited during the period	(19,128)	(33,968)	(19,312)
Ending Balance	992,795	1,529,026	1,807,665
Options exercisable at period end	833,186
Options vested and expected to vest at period end	986,011
Weighted average exercise price
Beginning Balance	$ 19.90	$ 19.76	$ 21.44
Options granted during the period			9.14
Options exercised during the period	18.95	11.36	9.70
Options expired during the period	32.70	26.14	23.73
Options forfeited during the period	10.74	12.40	14.08
Ending Balance	20.02	$ 19.90	$ 19.76
Options exercisable at period end	21.98
Options vested and expected to vest at period end	$ 20.09